Other Income and Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Other Income and Expenses, Net

For the years ended December 31 these items comprise the following:

	2015	2016	2017
Other income:
Sales of fixed assets	25,690	39,774	119,554
Reversal of legal and tax provisions	7,796	18,778	79
Legal indemnities	—	8,957	—
Sale of investments held for sale	60	46	—
Disposal of non-current assets classified as held for sale	8,775	—	—
Present value of the liability from put option	18,627	—	—
Others	18,434	18,574	15,449

	79,382	86,129	135,082

Other expenses:
Impairment of goodwill and trademarks	—	54,308	49,608
Net cost of fixed assets disposal	15,669	31,247	95,541
Loss on remeasurement of previously held interest (Note 33-a)	—	6,832	—
Present value of the liability from put option	—	984	—
Cost of sales of non-current assets classified as held for sale	8,945	—	—
Others	184	6,132	10,478

	24,798	99,503	155,627

	54,584	(13,374)	(20,545)